Provisions - Schedule of details of provisions (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provisions	€ 8,407	€ 8,441	€ 8,149	€ 9,583
Post-employment plans
Disclosure of other provisions [line items]
Provisions	1,731	2,225	2,392	3,185
Other long term employee benefits
Disclosure of other provisions [line items]
Provisions	915	880	950	1,242
Taxes and other legal contingencies
Disclosure of other provisions [line items]
Provisions	2,717	2,715	2,074
Contingent liabilities and commitments
Disclosure of other provisions [line items]
Provisions	710	702	734	€ 733
Other provisions
Disclosure of other provisions [line items]
Provisions	€ 2,334	€ 1,919	€ 1,999